Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2018
Registrant Name	dei_EntityRegistrantName	Aspiration Funds
Central Index Key	dei_EntityCentralIndexKey	0001594854
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 12, 2019
Document Effective Date	dei_DocumentEffectiveDate	Jul. 12, 2019
Prospectus Date	rr_ProspectusDate	Feb. 01, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Aspiration Redwood Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ASPIRATION REDWOOD FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The primary investment objective of the Aspiration Redwood Fund (the “Fund”) is to maximize total return, consisting of capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio.) A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 110.18% of the average value of its assets.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	110.18%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time period indicated and then sell or hold all of your shares at the end of those periods, and that you made either no payment to the Fund’s adviser or the maximum annual payment of 2% of the value of your account. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense reimbursement only in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To achieve its investment objective, the Fund invests in, or seeks exposure to, companies based on various financial factors, as well as fundamental sustainability factors such as the environmental, social, and governance performance of such companies. The Fund invests in equity securities that trade on U.S. securities markets, which may include securities of non-U.S. issuers as well as securities of U.S. issuers. The equity securities in which the Fund invests include, but are not limited to, dividend-paying securities, common stock, preferred stock, shares of investment companies, convertible securities, warrants, and rights. The Fund may, but is not required to, use exchange-traded derivative instruments for risk management purposes or as part of the Fund’s investment strategies. Generally, derivatives are financial contracts with value dependent upon, or derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. The derivatives in which the Fund may invest include futures and forward currency agreements. These derivatives may be used for risk management purposes to manage or adjust the risk profile of the Fund. Futures on currencies and forward currency agreements may also be used to hedge against a specific currency. In addition, futures on indices may be used for investment (non-hedging) purposes to earn income; to enhance returns; to replace more traditional direct investments; or to obtain exposure to certain markets.

UBS Asset Management (Americas) Inc. (the “Sub-Adviser”) bases investment decisions upon price/value discrepancies as identified by the Sub-Adviser’s fundamental valuation process. In selecting securities for the Fund, the Sub-Adviser focuses on, among other considerations, identifying discrepancies between a security’s fundamental value and its market price. In this context, the fundamental value of a given security is the Sub-Adviser’s assessment of what a security is worth. The Sub-Adviser will select a security whose fundamental value it estimates to be greater than its market value at any given time. For each stock under analysis, the Sub-Adviser bases its estimates of value upon economic, industry, and company analysis, as well as upon a company’s management team, competitive advantage and core competencies. The Sub-Adviser then compares its assessment of a security’s value against the prevailing market prices, with the aim of constructing a portfolio of stocks across industries with attractive relative price/value characteristics.

The Sub-Adviser will employ both a positive and negative screening process in selecting securities for the Fund. The positive screening process will identify securities of companies that are fundamentally attractive and that have superior valuation characteristics. In addition, the positive screening process will also include material, fundamental sustainability factors that the Sub-Adviser believes confirm the fundamental investment case and can enhance the ability to make good investment decisions. The sustainability factors are material extra-financial factors that evaluate the environmental, social, and governance performance of companies that, along with more traditional financial analytics, identify companies that the Sub-Adviser believes will provide sustained, long-term value. The Sub-Adviser believes that the sustainability strategy provides the Fund with a high-quality portfolio and mitigates risk.

The Sub-Adviser also applies a negative screening process that will exclude from the Fund’s portfolio securities with more than 5% of sales in industries such as alcohol, tobacco, defense, nuclear, GMO (Genetically Modified Organisms), water bottles, gambling and pornography, and will entirely exclude all firearms issuers and companies within the energy sector as defined by MSCI and its Global Industry Classification Standard (GICS).

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments. Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are the principal risks of investing in the Fund:

Convertible Securities Risk. The Fund may invest in convertible securities. Convertible securities include debt obligations and preferred stock of the company issuing the security, which may be exchanged for a pre-determined price (the conversion price) into the common stock of the issuer. The market values of convertible securities and other debt securities tend to fall when prevailing interest rates rise. The values of convertible securities also tend to change whenever the market value of the underlying common or preferred stock fluctuates.

Cybersecurity Risk. As part of their business, the Adviser, the Sub-Adviser, and third-party service providers process, store, and transmit large amounts of electronic information, including information relating to the transactions of the Fund. The Adviser, Sub-Adviser, third-party services providers, and the Fund are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the Adviser, Sub-Adviser, third-party service providers, or the Fund have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.

Derivatives Risk. The value of “derivatives”—so called because their value “derives” from the value of an underlying asset, reference rate, or index—may rise or fall more rapidly than other investments. It is possible for the Fund to lose more than the amount it invested in the derivative. The risks of investing in derivative instruments also include market risk, management risk and counterparty risk (which is the risk that counterparty to a derivative contract is unable or unwilling to meet its financial obligations). In addition, non-exchange traded derivatives may be subject to liquidity risk, credit risk, and mispricing or valuation complexity. These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.

Equity Securities Risk. The Fund may invest in equity securities. Equity securities fluctuate in value, often based on factors unrelated to the fundamental economic condition of the issuer of the securities, including general economic and market conditions, and these fluctuations can be pronounced.

Focused Investment Risk. There is a risk that investing in a select group of securities or securities in a particular sector could subject the Fund to greater risk of loss and could be considerably more volatile than the Fund’s primary benchmark or other mutual funds that are diversified across a greater number of securities or sectors.

Foreign Investing Risk. The Fund may invest in securities of non-U.S. issuers. Investments in non-U.S. issuers may be riskier than investments in U.S. issuers because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment, withholding taxes, a lack of adequate company information, a lack of government regulation, and legal systems or market practices that permit inequitable treatment of minority and/or non-domestic investors.

Futures Risk. Use of futures contracts may cause the value of the Fund’s shares to be more volatile. Futures contracts expose the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not accurately track the underlying securities.

Investment Company Risk. Investments by the Fund in other investment companies, including ETFs, will expose investors to the risk that the underlying fund manager may change objectives which may or may not parallel the investment direction of the Fund. The Adviser and Sub-Adviser have no control over the managers or investments of underlying funds. In addition, the price movement of an ETF may not correlate to the underlying index and may result in a loss. Closed-end funds may trade infrequently, with small volume, and at a discount to net asset value (“NAV”), which may affect the Fund’s ability to sell shares of the fund at a reasonable price. Further, investments in other investment companies subject the investor to fees and expenses charged by such other investment companies, including ETFs. Finally, the Investment Company Act of 1940, as amended, imposes certain limitations on a fund’s investments in other investment companies. These limitations may limit the amount the Fund may invest in certain investment companies.

Leverage Risk Associated with Financial Instruments Risk. The use of financial instruments to increase potential returns, including derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.

Limited Capitalization Risk. There is a risk that securities of small capitalization companies tend to be more volatile and less liquid than securities of larger capitalization companies. This can have a disproportionate effect on the market price of smaller capitalization companies and affect the Fund’s ability to purchase or sell those securities. In general, smaller capitalization companies are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Management Risk. There is a risk that the investment strategies, techniques and risk analyses employed by the Sub-Adviser may not produce the desired results. The Adviser believes that most of its clients will pay a reasonable and fair advisory fee. If a significant number of clients do not pay an advisory fee for an extended period of time, the Adviser and the Sub-Adviser may not be able to continue to render services to the Fund. If the Adviser is not able to pay Fund expenses required under the Fund’s expense limitation agreement, the Adviser may have to resign as adviser to the Fund or dissolve and liquidate the Fund. Dissolution or liquidation of the Fund may cause shareholders to liquidate or transfer their investments at inopportune times.

Market Risk. The Fund’s investments will face risks related to investments in securities in general and the daily fluctuations in the securities markets.

Temporary Defensive Positions Risk. From time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. For example, the Fund may hold all or a portion of its assets in money market instruments (high quality income securities with maturities of less than one year), securities of money market funds or U.S. Government repurchase agreements. The Fund may also invest in such investments at any time to maintain liquidity or pending selection of investments in accordance with its policies. As a result, the Fund may not achieve its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could perform worse than other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart shows how the Fund’s investment results have varied from year to year and the following table shows how the fund’s average annual total returns compared to that of a broad measure of market performance since the Fund’s inception. This information provides some indication of the risks of investing in the Fund. All figures assume distributions were reinvested. Keep in mind that future performance may differ from past performance. Also, shareholder reports containing financial and investment return information will be provided to shareholders semi-annually. Updated performance information is available at no cost by calling (800) 683-8529 (toll free) or by visiting www.aspiration.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows how the Fund's investment results have varied from year to year and the following table shows how the fund's average annual total returns compared to that of a broad measure of market performance since the Fund's inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 683-8529
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.aspiration.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that future performance may differ from past performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	(with 0% assumed management fee reduction)
Bar Chart Narrative One [Text Block]	asf_BarChartNarrativeOneTextBlock	(with 2.00% assumed management fee reduction)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest and Lowest Quarterly Returns with 0% Management Fee
Highest return for a quarter	10.31%	Quarter ended September 30, 2016
Lowest return for a quarter	-16.01%	Quarter ended December 31, 2018

Highest and Lowest Quarterly Returns with 2% Management Fee
Highest return for a quarter	8.31%	Quarter ended September 30, 2016
Lowest return for a quarter	-18.01%	Quarter ended December 31, 2018

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ended December 31, 2018
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA). In some cases, the return after taxes on distributions and sale of shares may exceed the Fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.

Aspiration Redwood Fund | Aspiration Redwood Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	REDWX
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Aspiration Redwood Fund | Aspiration Redwood Fund |
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.41%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.67%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.16%)
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.51%	[3]
1 Year	rr_ExpenseExampleYear01	$ 52
3 Years	rr_ExpenseExampleYear03	413
5 Years	rr_ExpenseExampleYear05	798
10 Years	rr_ExpenseExampleYear10	$ 1,879
2016	rr_AnnualReturn2016	17.10%
2017	rr_AnnualReturn2017	22.50%
2018	rr_AnnualReturn2018	(8.42%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.01%)
Label	rr_AverageAnnualReturnLabel	Before Taxes
Past 1 Year	rr_AverageAnnualReturnYear01	(8.42%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.67%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 16, 2015
Aspiration Redwood Fund | Aspiration Redwood Fund |
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	2.00%	[1]
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.41%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.66%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.16%)
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	2.51%	[3]
1 Year	rr_ExpenseExampleYear01	$ 254
3 Years	rr_ExpenseExampleYear03	1,016
5 Years	rr_ExpenseExampleYear05	1,799
10 Years	rr_ExpenseExampleYear10	$ 3,849
2016	rr_AnnualReturn2016	15.10%
2017	rr_AnnualReturn2017	20.50%
2018	rr_AnnualReturn2018	(10.42%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.01%)
Label	rr_AverageAnnualReturnLabel	Before Taxes
Past 1 Year	rr_AverageAnnualReturnYear01	(10.42%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.67%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 16, 2015
Aspiration Redwood Fund | After Taxes on Distributions | Aspiration Redwood Fund |
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	After taxes on distributions
Past 1 Year	rr_AverageAnnualReturnYear01	(11.50%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.13%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 16, 2015
Aspiration Redwood Fund | After Taxes on Distributions | Aspiration Redwood Fund |
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	After taxes on distributions
Past 1 Year	rr_AverageAnnualReturnYear01	(13.50%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.13%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 16, 2015
Aspiration Redwood Fund | After Taxes on Distributions and Sales | Aspiration Redwood Fund |
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	After taxes on distributions and sale of shares
Past 1 Year	rr_AverageAnnualReturnYear01	(4.31%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.94%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 16, 2015
Aspiration Redwood Fund | After Taxes on Distributions and Sales | Aspiration Redwood Fund |
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	After taxes on distributions and sale of shares
Past 1 Year	rr_AverageAnnualReturnYear01	(6.31%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.94%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 16, 2015
Aspiration Redwood Fund | S&P 500 Total Return Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees and expenses)
Label	rr_AverageAnnualReturnLabel	S&P 500 Total Return Index (reflects no deductions for fees and expenses)
Past 1 Year	rr_AverageAnnualReturnYear01	(4.38%)
Since Inception	rr_AverageAnnualReturnSinceInception	8.81%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 16, 2015

[1]	Investors in the Fund are clients of Aspiration Fund Adviser, LLC (the "Adviser"), and may pay the Adviser a fee in the amount they believe is fair ranging from 0% to 2.00% of the value of the account. This range is reflected in the above columns. These amounts will not be deducted from Fund assets.
[2]	These are expenses indirectly incurred by the Fund as a result of investing in one or more underlying investment companies (i.e., fees the Fund pays as a shareholder of the underlying investment companies).
[3]	The Adviser has signed an expense limitation agreement ("Agreement") with the Fund under which it agrees to limit annual fund operating expenses to 0.50% ("Maximum Operating Expense Limit"). The Adviser will do this by reimbursing the Fund for certain direct expenses and fees, such as transfer agency, custodial, auditing and legal fees. The Fund also incurs certain indirect expenses, and expenses paid by the Fund when it invests as a shareholder in underlying investment companies, as mentioned in Footnote 2. The Adviser has agreed to waive or reimburse 12b-1 fees but has not agreed to waive or reimburse other indirect expenses, nor has the Adviser agreed to reimburse the Fund for any taxes it may pay. Because the Adviser is not obligated under the Agreement to pay these expenses, the Fund's annual fund operating expenses may actually exceed the Maximum Operating Expense Limit. The Agreement cannot be terminated by the Adviser prior to January 31, 2020, at which time the Adviser will determine whether to renew or revise the agreement. The Board of Trustees may terminate the Agreement at any time. Any fees or expenses waived or reimbursed by the Adviser are subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expenses occurred if the Fund is able to make the repayment without exceeding its current Maximum Operating Expense Limit or the Maximum Operating Expense Limit in place at the time of the initial Agreement.
[4]	The Fund commenced operations on November 16, 2015.